CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.5%
Verizon Communications Inc.	600,000	$35,250,000

Media - 3.6%
Comcast Corp., Class A Shares	500,000	26,200,000
Gray Television Inc.	750,000	13,417,500	*
ViacomCBS Inc., Class B Shares	300,000	11,178,000

Total Media		50,795,500

TOTAL COMMUNICATION SERVICES		86,045,500

CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	650,000	14,079,000
Melco Resorts & Entertainment Ltd., ADR	400,000	7,420,000
Six Flags Entertainment Corp.	250,000	8,525,000

Total Hotels, Restaurants & Leisure		30,024,000

Household Durables - 1.1%
Sony Corp., ADR	150,000	15,165,000

Specialty Retail - 3.6%
AutoZone Inc.	15,000	17,781,600	*
Lithia Motors Inc., Class A Shares	45,000	13,170,150
Murphy USA Inc.	150,000	19,630,500

Total Specialty Retail		50,582,250

TOTAL CONSUMER DISCRETIONARY		95,771,250

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 1.1%
Sprouts Farmers Market Inc.	750,000	15,075,000	*

Food Products - 1.6%
Sanderson Farms Inc.	100,000	13,220,000
TreeHouse Foods Inc.	220,000	9,347,800	*

Total Food Products		22,567,800

Household Products - 1.0%
Reynolds Consumer Products Inc.	475,002	14,269,060

Personal Products - 1.9%
Unilever PLC	449,995	27,088,510	(a)

TOTAL CONSUMER STAPLES		79,000,370

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
EQT Corp.	1,297,930	16,496,690
Kinder Morgan Inc.	1,500,000	20,505,000
Pioneer Natural Resources Co.	135,000	15,375,150

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2020 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Suncor Energy Inc.	1,200,000	$20,136,000
TOTAL SE, ADR	330,000	13,830,300

TOTAL ENERGY		86,343,140

FINANCIALS - 26.3%
Banks - 10.0%
Citigroup Inc.	750,000	46,245,000
KeyCorp	1,400,000	22,974,000
US Bancorp	750,000	34,942,500
Wells Fargo & Co.	1,250,000	37,725,000

Total Banks		141,886,500

Consumer Finance - 7.5%
OneMain Holdings Inc.	1,000,000	48,160,000
Synchrony Financial	1,650,000	57,271,500

Total Consumer Finance		105,431,500

Diversified Financial Services - 2.8%
Equitable Holdings Inc.	625,000	15,993,750
Voya Financial Inc.	400,000	23,524,000

Total Diversified Financial Services		39,517,750

Insurance - 4.5%
American International Group Inc.	800,000	30,288,000
Fairfax Financial Holdings Ltd.	28,968	9,876,350
First American Financial Corp.	235,000	12,133,050
Progressive Corp.	110,000	10,876,800

Total Insurance		63,174,200

Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp.	1,700,000	21,335,000

TOTAL FINANCIALS		371,344,950

HEALTH CARE - 12.3%
Biotechnology - 2.7%
AbbVie Inc.	170,000	18,215,500
Alexion Pharmaceuticals Inc.	130,000	20,311,200	*

Total Biotechnology		38,526,700

Health Care Equipment & Supplies - 1.9%
Medtronic PLC	225,000	26,356,500

Health Care Providers & Services - 2.7%
Covetrus Inc.	610,000	17,531,400	*
CVS Health Corp.	300,000	20,490,000

Total Health Care Providers & Services		38,021,400

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.0%
Johnson & Johnson	350,000	$55,083,000
Merck & Co. Inc.	200,000	16,360,000

Total Pharmaceuticals		71,443,000

TOTAL HEALTH CARE		174,347,600

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	95,000	11,053,250
General Dynamics Corp.	100,000	14,882,000
Spirit AeroSystems Holdings Inc., Class A Shares	245,000	9,577,050

Total Aerospace & Defense		35,512,300

Building Products - 3.4%
Johnson Controls International PLC	600,000	27,954,000
Owens Corning	275,000	20,834,000

Total Building Products		48,788,000

Electrical Equipment - 1.2%
Eaton Corp. PLC	60,000	7,208,400
Sensata Technologies Holding PLC	180,000	9,493,200	*

Total Electrical Equipment		16,701,600

Industrial Conglomerates - 1.3%
Honeywell International Inc.	85,000	18,079,500

Machinery - 2.3%
Allison Transmission Holdings Inc.	280,000	12,076,400
Oshkosh Corp.	80,000	6,885,600
Stanley Black & Decker Inc.	75,000	13,392,000

Total Machinery		32,354,000

Trading Companies & Distributors - 1.1%
GATX Corp.	180,000	14,972,400

TOTAL INDUSTRIALS		166,407,800

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.3%
Arista Networks Inc.	65,000	18,887,050	*

IT Services - 3.1%
DXC Technology Co.	1,000,000	25,750,000
Euronet Worldwide Inc.	125,000	18,115,000	*

Total IT Services		43,865,000

Software - 2.4%
NortonLifeLock Inc.	375,000	7,792,500
Oracle Corp.	400,000	25,876,000

Total Software		33,668,500

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2020 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.1%
NetApp Inc.	200,000	$13,248,000
Western Digital Corp.	300,000	16,617,000

Total Technology Hardware, Storage & Peripherals		29,865,000

TOTAL INFORMATION TECHNOLOGY		126,285,550

MATERIALS - 4.5%
Chemicals - 2.0%
Corteva Inc.	400,000	15,488,000
DuPont de Nemours Inc.	175,000	12,444,250

Total Chemicals		27,932,250

Construction Materials - 0.8%
Vulcan Materials Co.	75,000	11,123,250

Metals & Mining - 1.7%
Nucor Corp.	250,000	13,297,500
Wheaton Precious Metals Corp.	250,000	10,435,000

Total Metals & Mining		23,732,500

TOTAL MATERIALS		62,788,000

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Homes 4 Rent, Class A Shares	515,000	15,450,000
Kimco Realty Corp.	480,000	7,204,800
Sunstone Hotel Investors Inc.	660,000	7,477,800
Weyerhaeuser Co.	550,002	18,441,567

TOTAL REAL ESTATE		48,574,167

UTILITIES - 6.6%
Electric Utilities - 2.0%
Exelon Corp.	650,000	27,443,000

Independent Power and Renewable Electricity Producers - 3.9%
AES Corp.	1,700,000	39,950,000
Vistra Corp.	800,000	15,728,000

Total Independent Power and Renewable Electricity Producers		55,678,000

Multi-Utilities - 0.7%
DTE Energy Co.	85,000	10,319,850

TOTAL UTILITIES		93,440,850

TOTAL COMMON STOCKS (Cost - $1,106,381,917)		1,390,349,177

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost - $11,837,446)	4.860%	70,000	$13,041,715	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,118,219,363)			1,403,390,892

SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	9,419,066	9,419,066
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	2,354,766	2,354,766	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,773,832)			11,773,832

TOTAL INVESTMENTS - 100.1% (Cost - $1,129,993,195)			1,415,164,724
Liabilities in Excess of Other Assets - (0.1)%			(1,158,751)

TOTAL NET ASSETS - 100.0%			$1,414,005,973

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2020, the total market value of investments in Affiliated Companies was $2,354,766 and the cost was $2,354,766 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$51,911,860	$27,088,510	—	$79,000,370
Other Common Stocks	1,311,348,807	—	—	1,311,348,807
Preferred Stocks	—	13,041,715	—	13,041,715

Total Long-Term Investments	1,363,260,667	40,130,225	—	1,403,390,892

Short-Term Investments†	11,773,832	—	—	11,773,832

Total Investments	$1,375,034,499	$40,130,225	—	$1,415,164,724

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2020. The following transactions were effected in such company for the period ended December 31, 2020.

	Affiliate Value at September 30, 2020	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,937,548	$7,584,109	7,584,109	$7,166,891	7,166,891	—	$26	—	$2,354,766

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